Fair value measurement - Transfers between levels (Details) - At fair value - Equity and debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Transfers from level 1 to level 2	$ 3,789	$ 3,927
Transfers from level 2 to level 1	1,742	1,631
Transfers out of level 3	12	0
Transfers into level 3	$ 30	$ 32